Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for 2025. As described above, our CEO did not receive any compensation from us prior to the Internalization Date and was compensated solely by our former manager, with all related compensation decisions made by our former manager, until the Internalization; accordingly, we do not include disclosure for 2023 or prior years in this section.
Pay Versus Performance Table

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income	Adjusted EBITDA(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$5,988,406	$32,255,442	$3,271,338	$13,027,797	$434	$182	$477,494,000	$1,190,922,000
2024	$26,655,142	$33,385,837	$4,949,976	$5,818,953	$315	$116	($32,079,000)	$862,050,000

(1)	Our PEO for 2025 and 2024 was Mr. Adams; our non-PEO NEOs for 2025 were Mr. Moreno, Ms. Kuperus, Ms. Yoon, and Ms. Nam, and our only non-PEO NEO for 2024 was Ms. Nam.
(2)
The amounts in the following table represent each of the amounts deducted and added to the equity award values for our named executive officers for purposes of computing the “compensation actually paid” amounts appearing in columns (c) and (e) of the Pay Versus Performance Table:

Name	Year	Summary Compensation Table Total for PEO	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted in Prior Year That Were Outstanding and Unvested at End of Applicable Year	Plus (Minus) Change in Fair Value of Equity Awards Granted in Prior Year that Vested During Applicable Year	Equals Compensation Actually Paid
Joseph P. Adams Jr.	2025	$5,988,406	$2,647,254	$4,223,027	$25,194,337	($503,074)	$32,255,442
	2024	$26,655,142	$23,714,756	$30,445,451	—	—	$33,385,837
Average non-PEO NEOs	2025	$3,271,338	$1,323,627	$2,111,514	$8,980,033	($11,459)	$13,027,797
	2024	$4,949,976	$3,413,462	$4,282,439	—	—	$5,818,953

(3)	The Dow Jones US Aerospace Index (as reported in the Company’s Form 10-K filing) was used to calculate the Company’s peer group total shareholder return.
(4)	Adjusted EBITDA is a non-GAAP measure. See Reconciliation of Non-GAAP Measures in Annex A for a reconciliation to the most comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Our PEO for 2025 and 2024 was Mr. Adams; our non-PEO NEOs for 2025 were Mr. Moreno, Ms. Kuperus, Ms. Yoon, and Ms. Nam, and our only non-PEO NEO for 2024 was Ms. Nam.

Peer Group Issuers, Footnote
(3)	The Dow Jones US Aerospace Index (as reported in the Company’s Form 10-K filing) was used to calculate the Company’s peer group total shareholder return.

PEO Total Compensation Amount	$ 5,988,406	$ 26,655,142
PEO Actually Paid Compensation Amount	$ 32,255,442	33,385,837
Adjustment To PEO Compensation, Footnote
(2)
The amounts in the following table represent each of the amounts deducted and added to the equity award values for our named executive officers for purposes of computing the “compensation actually paid” amounts appearing in columns (c) and (e) of the Pay Versus Performance Table:

Name	Year	Summary Compensation Table Total for PEO	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted in Prior Year That Were Outstanding and Unvested at End of Applicable Year	Plus (Minus) Change in Fair Value of Equity Awards Granted in Prior Year that Vested During Applicable Year	Equals Compensation Actually Paid
Joseph P. Adams Jr.	2025	$5,988,406	$2,647,254	$4,223,027	$25,194,337	($503,074)	$32,255,442
	2024	$26,655,142	$23,714,756	$30,445,451	—	—	$33,385,837
Average non-PEO NEOs	2025	$3,271,338	$1,323,627	$2,111,514	$8,980,033	($11,459)	$13,027,797
	2024	$4,949,976	$3,413,462	$4,282,439	—	—	$5,818,953

Non-PEO NEO Average Total Compensation Amount	$ 3,271,338	4,949,976
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,027,797	5,818,953
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts in the following table represent each of the amounts deducted and added to the equity award values for our named executive officers for purposes of computing the “compensation actually paid” amounts appearing in columns (c) and (e) of the Pay Versus Performance Table:

Name	Year	Summary Compensation Table Total for PEO	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted in Prior Year That Were Outstanding and Unvested at End of Applicable Year	Plus (Minus) Change in Fair Value of Equity Awards Granted in Prior Year that Vested During Applicable Year	Equals Compensation Actually Paid
Joseph P. Adams Jr.	2025	$5,988,406	$2,647,254	$4,223,027	$25,194,337	($503,074)	$32,255,442
	2024	$26,655,142	$23,714,756	$30,445,451	—	—	$33,385,837
Average non-PEO NEOs	2025	$3,271,338	$1,323,627	$2,111,514	$8,980,033	($11,459)	$13,027,797
	2024	$4,949,976	$3,413,462	$4,282,439	—	—	$5,818,953

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between compensation actually paid to our CEO and other NEOs and Company Total Shareholder Return. It also shows the relationship between Company Total Shareholder Return and Total Shareholder Return for the Dow Jones US Aerospace Index, the Peer Group shown in the Pay versus Performance Table above.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between compensation actually paid to our CEO and other NEOs and Net Income.
Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between compensation actually paid to our CEO and other NEOs and Adjusted EBITDA, our Company Selected Measure.
Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between compensation actually paid to our CEO and other NEOs and Company Total Shareholder Return. It also shows the relationship between Company Total Shareholder Return and Total Shareholder Return for the Dow Jones US Aerospace Index, the Peer Group shown in the Pay versus Performance Table above.

Tabular List, Table	Tabular List of Most Important Performance Measures Adjusted EBITDA Earnings per Diluted Share Total Shareholder Return
Total Shareholder Return Amount	$ 434	315
Peer Group Total Shareholder Return Amount	$ 182	$ 116
Company Selected Measure Amount	1,190,922,000	862,050,000
PEO Name	Mr. Adams	Mr. Adams
Net Income (Loss) Available to Common Stockholders, Basic	$ 477,494,000	$ (32,079,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)	Adjusted EBITDA is a non-GAAP measure. See Reconciliation of Non-GAAP Measures in Annex A for a reconciliation to the most comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per Diluted Share
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,647,254)	(23,714,756)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,223,027	30,445,451
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,194,337	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(503,074)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,323,627)	(3,413,462)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,111,514	4,282,439
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,980,033	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,459)	$ 0